Trade and other payables	6 Months Ended
Mar. 31, 2024
Trade and other payables
Trade and other payables
7.	Trade and other payables

	31 March	30 September
	2024	2023
	$'000	$'000
Current liabilities
Trade payables	8,199	11,788
Other tax and social security	1,533	1,471
Other creditors	752	733
Accruals	4,231	4,821
Deferred income	30	18
Total	14,745	18,831

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the period. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.

	31 March	30 September
	2024	2023
	$'000	$'000
Non-current Liabilities
Deferred government grants	—	24
Other payables	4,041	—
	4,041	24